Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gross Amount	$ 30,888	$ 30,003
Accumulated Depreciation	(20,011)	(19,449)
Net Amount	10,877	10,554
Land
Property, Plant and Equipment [Line Items]
Gross Amount	118	118
Accumulated Depreciation	0	0
Net Amount	118	118
Buildings
Property, Plant and Equipment [Line Items]
Gross Amount	1,386	1,306
Accumulated Depreciation	(617)	(606)
Net Amount	769	700
Facilities and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross Amount	4,484	4,346
Accumulated Depreciation	(3,137)	(3,117)
Net Amount	1,347	1,229
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross Amount	22,017	21,486
Accumulated Depreciation	(15,676)	(15,139)
Net Amount	6,341	6,347
Computer and R&D equipment
Property, Plant and Equipment [Line Items]
Gross Amount	406	421
Accumulated Depreciation	(335)	(330)
Net Amount	71	91
Operating lease right-of-use assets
Property, Plant and Equipment [Line Items]
Gross Amount	392	431
Accumulated Depreciation	(141)	(153)
Net Amount	251	278
Finance lease right-of-use assets
Property, Plant and Equipment [Line Items]
Gross Amount	72	68
Accumulated Depreciation	(11)	(7)
Net Amount	61	61
Other tangible assets
Property, Plant and Equipment [Line Items]
Gross Amount	114	115
Accumulated Depreciation	(94)	(97)
Net Amount	20	18
Construction in progress
Property, Plant and Equipment [Line Items]
Gross Amount	1,899	1,712
Accumulated Depreciation	0	0
Net Amount	$ 1,899	$ 1,712